Income (expense) from investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (expense) from investments
Dividends	€ 247	€ 231	€ 205
Net gain (loss) on disposals	19	22	163
Other net income (expense)	15	910	(33)
Other gain (loss) from investments	€ 281	€ 1,163	€ 335